SCHEDULE OF BASIC AND DILUTED NET LOSS INCOME PER COMMON STOCK (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 16, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Weighted-average common shares outstanding, diluted	50,000,000
Redeemable Common Stock [Member]
Basic, Allocation of net income		$ (162,136)	$ 601,778	$ (179,312)	$ 1,264,119	$ 2,479,816	$ 1,163,106
Diluted, Allocation of net income		$ (162,136)	$ 601,778	$ (179,312)	$ 1,264,119	$ 2,479,816	$ 1,138,010
Basic weighted average common stock outstanding		1,442,097	11,500,000	1,466,757	11,500,000	11,253,200	5,860,274
Weighted-average common shares outstanding, diluted		1,442,097	11,500,000	1,466,757	11,500,000	11,253,200	5,860,274
Basic net (loss) income per common stock		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.20
Diluted net (loss) income per common stock		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.19
Nonredeemable Common Stock [Member]
Basic, Allocation of net income		$ (477,730)	$ 222,348	$ (519,456)	$ 467,075	$ 936,353	$ 704,281
Diluted, Allocation of net income		$ (477,730)	$ 222,348	$ (519,456)	$ 467,075	$ 936,353	$ 729,377
Basic weighted average common stock outstanding		4,249,090	4,249,090	4,249,090	4,249,090	4,249,090	3,548,500
Weighted-average common shares outstanding, diluted		4,249,090	4,249,090	4,249,090	4,249,090	4,249,090	3,755,982
Basic net (loss) income per common stock		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.20
Diluted net (loss) income per common stock		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.19